Financial instruments and risk management	12 Months Ended
Dec. 31, 2025
Financial instruments and risk management
Financial instruments and risk management

5.Financial instruments and risk management

Fair value

The Corporation provides information about its financial instruments measured at fair value at one of three levels according to the relative reliability of the inputs used to estimate the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy are as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
●	Level 2: inputs other than quotes prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and
●	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Corporation’s derivative liabilities were measured at fair value Level 3 (see note 9). The fair value of all other financial instruments approximates their carrying amounts due to the relatively short period to maturity.

Financial risks

The Corporation’s activities expose it to a variety of financial risks: credit risk, liquidity risk, and market risk (including interest rate and foreign currency risk).

There were no changes to credit risk, liquidity risk, or market risk for the year ended December 31, 2025. Risk management is carried out by the Corporation’s management team under policies approved by the Board of Directors. The Board of Directors also provides regular guidance for overall risk management.

5.Financial instruments and risk management (continued)

Financial risks (continued)

(i)	Credit risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The Corporation’s financial instruments that are exposed to concentrations of credit risk relate primarily to cash and cash equivalents and accounts receivable.

The Corporation mitigates its risk by maintaining its funds with large reputable financial institutions, from which management believes the risk of loss to be minimal. Accounts receivable includes interest receivable relating to guaranteed investment certificates held with large reputable financial institutions, as well as trade receivables. The Corporation’s management considers that all the above financial assets are of good credit quality.

(ii)	Liquidity risk

Liquidity risk is the risk that the Corporation encounters difficulty in meeting its obligations associated with financial liabilities. Liquidity risk includes the risk that, as a result of operational liquidity requirements, the Corporation will not have sufficient funds to settle a transaction on the due date; will be forced to sell financial assets at a value which is less than what they are worth; or may be unable to settle or recover a financial asset. Liquidity risk arises from accounts payable and accrued liabilities, and the lease liability. The Corporation limits its exposure to this risk by closely monitoring their cash flow.

The following table presents the contractual maturities of the financial liabilities as of December 31, 2025:

	Carrying	Payable
As at December 31, 2025	amount	within 1 year	1-3 years	4-5 years	Total
Accounts payable and accrued liabilities	$3,478,825	$3,478,825	$—	$—	$3,478,825
Lease liability	125,523	107,222	196,573	—	303,795
	$3,604,348	$3,586,047	$196,573	$—	$3,782,620

(iii)	Market risk

Market risk is the risk of loss that may arise from changes in market factors, such as interest rates and foreign exchange rates.

(a)	Interest rate risk

The Corporation currently does not have any short-term or long-term debt that is variable interest bearing and, as such, the Corporation’s current exposure to interest rate risk is minimal.

(b)	Foreign currency risk

Foreign exchange risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in the foreign exchange rates. The Corporation enters into foreign currency purchase transactions and has assets that are denominated in foreign currencies and thus is exposed to the financial risk of earnings fluctuations arising from changes in foreign exchange rates and the degree of volatility of these rates. The Corporation does not currently use derivative instruments to reduce its exposure to foreign currency risk.

The Corporation holds balances in U.S. dollars which could give rise to exposure to foreign exchange risk. Sensitivity to a plus or minus 10% change in the foreign exchange rate of the U.S. dollar against the Canadian dollar would affect the reported loss and comprehensive loss by approximately $1,445,000 (December 31, 2024 - $1,985,000).